Stockholders' Equity (Deficiency) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Stockholders Equity [Abstract]
Schedule of common stock issued and outstanding
	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants

Balance – June 30, 2015 – as previously reported	39,455,931	39,456	17,500,008	6,138,426
Restatement adjustments	-	-	(136,800)	(6,048,994)
Balance – June 30, 2015 – as restated	39,455,931	39,456	17,363,208	89,432

Issuance of shares and warrants – net of issue costs	4,277,667	4,278	1,198,453	671,189
Warrants issued for services	-	-	-	16,634
Stock-based compensation	-	-	39,906	-

Balance – September 30, 2015	43,733,598	43,734	18,601,567	777,255

Schedule of options outstanding under the plan
	Number of stock options outstanding	Weighted average exercise price $

Balance – June 30, 2015	3,595,000	0.94
Cancelled	(50,000)	1.05
Balance – September 30, 2015	3,545,000	0.93

	Number of stock options outstanding	Weighted average exercise price

Balance – June 30, 2013	1,140,000	0.78
Granted	2,100,000	1.06
Forfeited	(52,786)	0.87

Balance – June 30, 2014	3,187,214	0.96
Granted	600,000	0.88
Cancelled	(120,000)	1.05
Forfeited	(72,214)	0.53

Balance - June 30, 2015	3,595,000	0.94

Schedule of stock options currently outstanding and exercisable
Exercise price $	Number outstanding at September 30, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at September 30, 2015	Exercise price $

0.37	825,000	6.38	0.37	825,000	0.37
0.74	180,000	9.35	0.74	91,389	0.74
0.80	120,000	9.50	0.80	60,000	0.80
1.00	300,000	4.00	1.00	50,000	1.00
1.05	1,820,000	7.88	1.05	1,633,333	1.05
1.54	180,000	7.50	1.54	180,000	1.54
2.30	120,000	7.67	2.30	120,000	2.30
	3,545,000		0.93	2,959,722	0.93

Exercise price $	Number Outstanding at June 30, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at June 30, 2015	Exercise price $

0.40	825,000	6,63	0.40	825,000	0.40
0.74	180,000	9.60	0.74	56,389	0.74
0.80	120,000	9.75	0.80	30,000	0.80
1.00	300,000	4.25	1.00	50,000	1.00
1.05	1,870,000	8.13	1.05	1,611,250	1.05
1.54	180,000	7.75	1.54	180,000	1.54
2.30	120,000	7.92	2.30	120,000	2.30

	3,595,000		0.94	2,872,639	0.94

Schedule of stock options valuation assumptions using a Black-Scholes pricing model
September 30, 2015

Dividend rate	0%
Volatility	76% to 96.9%
Risk-free rate	1.00%
Term - years	0.5 to 1.0

	June 30, 2015	June 30, 2014
Dividend rate	0%	0%
Volatility	67% to 85%	73% to 76%
Risk-free rate	1.00% to 1.25%	1.25%
Term - years	0.5 to 2.5	0.5 to 2.5

Schedule of stock-based compensation expense
	Three months ended September 30,
	2015 $	2014 $

Research and development	6,455	21,133
General and administrative	33,451	27,807

	39,906	48,940

	Years ended June 30,
	2015 $	2014 $

Research and development	36,284	358,177
General and administrative	150,616	528,267

	186,900	886,444

Schedule of unvested stock options
	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2015	722,361	0.95	0.41
Vested	(87,083)	0.84	0.44
Cancelled	(50,000)	1.05	0.57

Unvested at September 30, 2015	585,278	0.96	0.39

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2013	420,083	1.06	0.61
Granted	2,100,000	1.06	0.58
Vested	(1,731,616)	1.06	0.58
Forfeited	(52,786)	0.87	0.49

Unvested at June 30, 2014	735,681	0.98	0.54

Granted	600,000	0.88	0.32
Vested	(421,106)	0.94	0.48
Forfeited	(72,214)	0.53	0.36
Cancelled	(120,000)	1.05	0.57

Unvested at June 30, 2015	722,361	0.95	0.41

Schedule of warrants

	Number of warrants	Amount $
	(as restated)	(as restated)

Balance – June 30, 2013	950,000	153,106
Expiry of broker warrants (i)	(5,000)	(556)
Exercise of broker warrants (ii)	(8,000)	(1,099)

Balance – June 30, 2014	937,000	151,451

Expiry of broker warrants (i)	(92,000)	(12,640)
Exercise of broker warrants (iii)	(345,000)	(49,379)

Balance - June 30, 2015	500,000	89,432

i)	The Company has issued broker warrants as finder’s fees in relation to the issuance of certain securities. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 5,000 expired during the year ended June 30, 2014 and 92,000 expired during the year ended June 30, 2015.

ii)	During the year ended June 30, 2014, 8,000 broker warrants were exercised for proceeds of $3,660 (CA$4,000).

iii)	The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant. The 345,000 warrants were exercised during the year ended June 30, 2015 for cash proceeds of $138,000 (CA$ 172,500).

Schedule of outstanding warrants
Description	Number

Balance – June 30, 2015	13,472,870
2015 Offering Warrants (i)	4,277,667
2015 Agent Warrants (ii)	93,908
Warrants issued for services (iii)	60,000

Balance - September 30, 2015	17,904,445

i)	Issued as part of the Company’s public offering completed in August 2015. Warrants are exercisable at $0.75 until July 31, 2020.

ii)	Issued as part of the Company’s public offering completed in August 2015. The 2015 Agent Warrants are exercisable at a per share price equal to $0.75 during the five-year period commencing six months from the effective date of the Offering, which period shall not extend further than five years from the effective date of the 2015 Offering. Therefore, all 2015 Agent Warrants expire on July 15, 2020.

iii)	Warrants vest in tranches of 20,000 warrants each on November 30, 2015, December 31, 2015, and January 31, 2016 and are exercisable commencing January 1, 2016 at $0.75 until they expire on July 31, 2020.

Description	Number

Issued for patents (i)	500,000
Investor Warrants (ii)	4,372,863
Dividend Warrants (iii)	3,250,007
Placement Agent (iv)	5,050,000
Issued for services (v)	300,000

Closing balance - June 30, 2015	13,472,870

i)	The Company issued 500,000 warrants to Valent (note 5). The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.

ii)	The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively. Of the initial number issued of 13,125,002, 277,313 have been exercised at $0.80, 5,638,285 have been exercised at $0.65, and 2,836,541 have been exchanged on a three for one basis for 945,514 shares of common stock. As a result of the Company issuing common shares at $0.60 per share subsequent to June 30, 2015, the exercise price of all remaining 4,372,863 Investor Warrants has been reduced to $0.786 per Investor Warrant (note 13).

iii)	The Dividend Warrants are exercisable at $1.25 per share until January 24, 2018.

iv)	The Placement Agent Warrants are exercisable at $0.80 per share until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013. The exercise price of the Placement Agent Warrants is subject to adjustment in the event that the Company sells common stock at a price lower than the exercise price, subject to certain exceptions. As a result of the Company issuing common shares at $0.60 per share subsequent to June 30, 2015, the exercise price of all remaining 5,050,000 Placement Agent Warrants has been reduced to $0.786 per share (note 13).

v)	The warrants are exercisable on a cashless basis at a price of $1.76 per share until September 12, 2018.